Financial Instruments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Later Than One Year And Not Later Than Five Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	$ 0
Deferred consideration payable	0
Equipment Loans	1,099
Finance Lease Obligations	3,915
Total	5,014
More Than 5 Years [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	0
Deferred consideration payable	0
Equipment Loans	0
Finance Lease Obligations	0
Total	0
Less Than 1 Year [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	11,155
Deferred consideration payable	8,750
Equipment Loans	848
Finance Lease Obligations	3,187
Total	23,940
Financial Instruments [Member]
Statement [Line Items]
Accounts payable and accrued liabilities	11,155
Deferred consideration payable	8,750
Equipment Loans	1,947
Finance Lease Obligations	7,102
Total	$ 28,954